Income Taxes - Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Deferred income taxes for future amortization of ITC and excess deferred taxes	$ 98,912	$ 1,094
Employee benefits	31,323	38,231
Alternative minimum tax credit	4,390	4,827
Net operating losses and credits	11,460	1,204
Interest rate swap	3,037	6,080
Other	13,870	18,415
Valuation allowance	(728)	(495)
Deferred tax assets, total	162,264	69,356
Deferred tax liabilities:
Property-related items, including accelerated depreciation	598,371	872,136
Regulatory balancing accounts	6,067	1,104
Unamortized ITC	981	1,710
Debt-related costs	3,380	5,712
Intangibles	7,656	8,803
Other	21,289	19,256
Deferred tax liabilities, total	637,744	908,721
Net deferred tax liabilities	475,480	839,365
Southwest Gas Corporation [Member]
Deferred tax assets:
Deferred income taxes for future amortization of ITC and excess deferred taxes	98,912	1,094
Employee benefits	18,707	22,426
Alternative minimum tax credit	4,390	4,827
Net operating losses and credits	10,070
Interest rate swap	3,037	6,080
Other	8,820	15,204
Valuation allowance	(58)	(223)
Deferred tax assets, total	143,878	49,408
Deferred tax liabilities:
Property-related items, including accelerated depreciation	561,493	830,758
Regulatory balancing accounts	6,067	1,104
Unamortized ITC	981	1,710
Debt-related costs	3,380	5,712
Other	17,200	16,233
Deferred tax liabilities, total	589,121	855,517
Net deferred tax liabilities before discontinued operations	445,243	806,109
Discontinued operations		33,256
Net deferred tax liabilities	$ 445,243	$ 839,365